Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments

	December 31, 2016		December 31, 2015
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$49,292	$49,292	$54,805	$54,805
Restricted cash	$7,366	$7,366	$6,840	$6,840
Ship mortgage notes and premium	$659,684	$571,597	$658,048	$589,185
Other long-term debt, net of deferred finance cost	$436,254	$441,233	$539,535	$546,614
Due from related parties, long-term	$80,068	$80,646	$16,474	$16,474
Due from related parties, short-term	$25,047	$25,047	$17,837	$17,837

Fair Value of Financial Instruments measured on a Non-Recurring Basis

	Fair Value Measurements at December 31, 2016 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$49,292	$49,292	$—	$—
Restricted cash	$7,366	$7,366	$—	$—
Ship mortgage notes and premium	$571,597	$571,597	$—	$—
Other long-term debt(1)	$441,233	$—	$441,233	$—
Due from related parties, long-term(2)	$80,646	$—	$80,646	$—

	Fair Value Measurements at December 31, 2015 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$54,805	$54,805	$—	$—
Restricted cash	$6,840	$6,840	$—	$—
Ship mortgage notes and premium	$589,185	$589,185	$—	$—
Other long-term debt(1)	$546,614	$—	$546,614	$—
Due from related parties, long-term(2)	$16,474	$—	$16,474	$—